Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 1,363		€ 1,172
Payables due to brokers and agents	296		373
Payables out of reinsurance	1,597		1,327
Social security and taxes payable	117		108
Income tax payable	3		2
Investment creditors	940		1,195
Cash collateral on derivative transactions	4,243		3,396
Cash collateral on securities lended	2,146		2,480
Cash collateral - other	59		49
Repurchase agreements	719		322
Commercial paper	58		82
Lease liabilities	311	€ 285
Other creditors	2,968		2,947
At December 31	14,819		13,454	[1]	€ 15,208
Current	14,097		13,309
Non-current	€ 722		€ 146

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.